Submission	Feb. 28, 2025
Submission [Line Items]
Central Index Key	0001820953
Registrant Name	Affirm Holdings, Inc.
Registration File Number	333-285421
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES